IMPACT SHARES TRUST I
Impact Shares NAACP Minority Empowerment ETF
Ticker: NACP – NYSE ARCA
Impact Shares YWCA Women’s Empowerment ETF
Ticker: WOMN – NYSE ARCA
Impact Shares Sustainable Development Goals Global Equity ETF
Ticker: SDGA – NYSE ARCA
(collectively, the “Funds”)
Supplement dated July 27, 2021 to the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) for the Funds, each dated October 22, 2020, each as supplemented
and amended from time to time.
This Supplement provides new and additional information regarding the above-captioned Funds. This
Supplement
should be read in
conju
nction
with
the above referenced documents.
Effective immediately, the Funds’ Summary Prospectuses and Prospectuses are revised as follows:

1.	The subsection entitled “Annual Fund Operating Expenses” on Page 1 of the Prospectus for Impact Shares NAACP Minority Empowerment ETF is hereby deleted in its entirety and replaced with the following:
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee (1)(2)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (3)	0.00%
Total Annual Fund Operating Expenses	0.49%

(1)
The Fund pays for the transfer agency, custody, fund administration, legal, audit and other services it requires under a unitary fee structure (the “
unitary
advisory fee”). Therefore, the Fund’s “Management Fee” includes fees payable to Impact Shares, Corp. (“Impact Shares” or the “Adviser”) for advisory services and for the provision by third parties engaged by Impact Shares of transfer agency, custody, fund administration, legal, audit and other services. Fees to the
Sub-Adviser
are paid by Impact Shares and not the Fund. Under the Fund’s Investment Advisory Agreement, the Adviser bears all expenses of the Fund (including those of the services listed above) with the exception of those described under the section titled “Management of the Fund.”

(2)
Impact Shares is paid a Management Fee at an annual rate of 0.49% on the “Average Daily Managed Assets” of the Fund. “Average Daily Managed Assets” is the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial leverage).

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.

2.	The subsection entitled “Annual Fund Operating Expenses” on Page 11 of the Prospectus for Impact Shares YWCA Women’s Empowerment ETF is hereby deleted in its entirety and replaced with the following:
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee (1)(2)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)
The Fund pays for the transfer agency, custody, fund administration, legal, audit and other services it requires under a unitary fee structure (the “unitary advisory fee”). Therefore, the Fund’s “Management Fee” includes fees payable to Impact Shares, Corp. (“Impact Shares” or the “Adviser”) for advisory services and for the provision by third parties engaged by Impact Shares of transfer agency, custody, fund administration, legal, audit and other services. Fees to the
Sub-Adviser
are paid by Impact Shares and not the Fund. Under the Fund’s Investment Advisory Agreement, the Adviser bears all expenses of the Fund (including those of the services listed above) with the exception of those described under the section titled “Management of the Fund.”

(2)
Impact Shares is paid a Management Fee at an annual rate of 0.75% on the “Average Daily Managed Assets” of the Fund. “Average Daily Managed Assets” is the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial
leverage).

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.

3.
The subsection entitled “Annual Fund Operating Expenses” on Page 21 of the Prospectus for Impact Shares Sustainable Development Goals Global Equity ETF is hereby deleted in its entirety and replaced with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

Management Fee (1)(2)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)
The Fund pays for the transfer agency, custody, fund administration, legal, audit and other services it requires under a unitary fee structure (the “unitary advisory fee”). Therefore, the Fund’s “Management Fee” includes fees payable to Impact Shares, Corp. (“Impact Shares” or the “Adviser”) for advisory services and for the provision by third parties engaged by Impact Shares of transfer agency, custody, fund administration, legal, audit and other services. Fees to the
Sub-Adviser
are paid by Impact Shares and not the Fund. Under the Fund’s Investment Advisory Agreement, the Adviser bears all expenses of the Fund (including those of the services listed above) with the exception of those described under the section titled “Management of the Fund.”

(2)
Impact Shares is paid a Management Fee at an annual rate of 0.75% on the “Average Daily Managed Assets” of the Fund. “Average Daily Managed Assets” is the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial leverage).

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
4.     The last paragraph on Page 51 of the Prospectus carrying over to Page 52 under the Section titled “MANAGEMENT OF THE FUNDS-
Board of Trustees and Investment Adviser”
of the Prospectus is hereby deleted in its entirety and replaced with the following:
For the services provided to the Funds under the Investment Advisory Agreement, the Funds pay the Adviser an annual unitary fee, payable monthly, at the rate of 0.75% of the Funds’ Average Daily Managed Assets (as defined below) in the case of the Women’s ETF and the Sustainable Development ETF and 0.49% of the Fund’s Average Daily Managed Assets in the case of the Minority ETF. “Average Daily Managed Assets” of a Fund means the average daily value of the total assets of such Fund, less all accrued liabilities of such Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). From time to time, the Adviser may waive all or a portion of its fee, although it does not currently intend to do so. Pursuant to the Investment Advisory Agreements, the Adviser is responsible for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services except for: (i) distribution and service fees payable pursuant to a Rule
12b-1
plan, if any; (ii) taxes and governmental fees, if any, levied against a Fund; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred by or for a Fund; (iv) expenses of a Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; (v) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with Partner Charities and the legal obligations of a Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; and (vi) expenses of a Fund which are capitalized in accordance with generally accepted accounting principles. Any officer or employee of the Adviser or of any entity controlling, controlled by or under common control with the Adviser, who may also serve as officers, trustees or employees of the Trust shall not receive any compensation from the Trust for their services
.
Effective immediately, the Funds’ SAI is revised as follows:
1.     The fourth paragraph on Page 28 of the SAI under the section entitled “Investment A dvi
sory Services” is
he
reby
deleted
in its entirety and replaced with the following:
For the services provided to the Funds under the Investment Advisory Agreement, the Funds pay the Adviser an annual unitary fee, payable monthly, at the rate of 0.75% of the Funds’ Average Daily Managed Assets (as defined below) in the case of the Women’s ETF and the Sustainable Development ETF and 0.49% of the Fund’s Average Daily Managed Assets in the case of the Minority ETF. “Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). From time to time, the Adviser may waive all or a portion of its fee. The Adviser shall pay all expenses of the Trust, except for: (i) distribution and service fees payable pursuant to a Rule
12b-1
plan, if any; (ii) taxes and governmental fees, if any, levied against a Fund; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred by or for a Fund; (iv) expenses of a Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; (v) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with third parties and the legal obligations of a Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; and (vi) expenses of a Fund which are capitalized in accordance with generally accepted accounting principles. Any officer or employee of the Adviser or of any entity controlling, controlled by or under common control with the Adviser, who may also serve as officers, trustees or employees of the Trust shall not receive any compensation from the Trust for their services
.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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